SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of total allowance for credit losses

Total allowance for
credit losses
Balance at December 31, 2020	429
Credit loss expense	1,020
Write-offs	(301)

Balance at December 31, 2021	1,148
Credit loss expense	2,571
Write-offs	(89)

Balance at December 31, 2022	3,630

Schedule of estimated useful lives

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Furniture, fixtures and equipment	3-5 years
Electronic equipment	3-5 years
Vehicles	4-5 years

Schedule of assets and liabilities measured at fair value on a recurring basis

Fair Value Measurements at Reporting Date Using
		Quoted Prices		Significant
	Fair Value	in Active Markets	Significant Other	Unobservable
	as of	for Identical	Observable	Inputs
	December 31, 2022	Assets (Level 1)	Inputs (Level 2)	(Level 3)

Short-term investments	205,861	—	205,861	—

Schedule of product revenues and segment profit (loss) generated by its segments

	Years Ended December 31,
	2020	2021	2022
B2C segment
Product revenues	666,223	491,855	408,305
Service revenues	25,043	30,896	33,223
Cost of products sold*	(551,998)	(413,333)	(345,065)
Segment profit for B2C Business	139,268	109,418	96,463

B2B segment
Product revenues	7,490,449	11,839,850	12,995,131
Service revenues	21,442	63,301	80,039
Cost of products sold*	(7,285,327)	(11,391,474)	(12,331,657)
Segment profit for B2B Business	226,564	511,677	743,513

Total segment profit	365,832	621,095	839,976

Schedule of reconciliation of the reportable segments' measures of profit or loss to consolidated loss before income taxes

	Years Ended December 31,
	2020	2021	2022

Total profit for reportable segments	365,832	621,095	839,976
Unallocated amounts:
Fulfillment expenses	(226,930)	(355,836)	(401,414)
Selling and marketing expenses	(399,610)	(513,146)	(457,880)
General and administrative expenses	(128,226)	(206,981)	(205,623)
Technology expenses	(92,080)	(189,284)	(139,504)
Other operating income (expenses), net	7,703	2,012	(6,556)
Interest income	6,312	9,776	8,118
Interest expense	(8,817)	(5,488)	(13,443)
Foreign exchange gain (loss)	5,547	1,937	(7,875)
Other income, net	3,161	14,890	8,132
Loss before income tax	(467,108)	(621,025)	(376,069)

Schedule of revenues from different product groups and services

	Years Ended December 31,
	2020	2021	2022
Product Revenues	8,156,672	12,331,705	13,403,436
Drugs	7,398,433	11,681,106	12,572,634
Nutritional supplements	559,239	442,497	554,789
Medical supplies and devices	149,051	124,919	164,916
Other products.	49,949	83,183	111,097
Service Revenues	46,485	94,197	113,262
MP Service	30,533	52,309	68,477
Other Services	15,952	41,888	44,785
Total	8,203,157	12,425,902	13,516,698